Leases - The Company as Lessee (Tables)	12 Months Ended
Dec. 31, 2022
Time charterin contracts [Abstract]
Schedule of operating leases
Operating lease
right-of-use
assets and lease liabilities as of December 31, 2021 and 2022 as follows:

Description	Location in balance sheet	December 31, 2021	December 31, 2022
Non current assets:
Office leases	Operating lease right-of-use assets	$104,168	—

		$104,168	—

Liabilities:
Office leases	Current portion of operating lease liabilities	$104,168	—

Lease liabilities – current portion		$104,168	—

Schedule of company's lease expenses and sub-lease income
The table below presents the components of the Company’s lease expenses and sub-lease
income on a gross basis earned from
chartered-in
contracts greater than 12 months:

Description	Location in statement of operations	2020	2021	2022
Lease expense for chartered-in contracts greater than 12 months	Charter hire expenses	318,606	—	—

	Total charter hire expenses	318,606	—	—

Lease expense for office leases	General and administrative expenses	90,121	97,726	88,326

Sub lease income from chartered-in contracts greater than 12 months *	Revenues	860,227	—	—

*	The sub-lease income represents time charter revenue earned on the chartered-in contracts greater than 12 months.

Schedule of total amount of lease payments on an undiscounted basis
The
table below provides the total amount of lease payments on an undiscounted basis on our office lease greater than 12 months as of December 31, 2021:

Year	Office leases	Total Operating leases
Discount rate upon adoption	5.6%	5.6%
2022 (undiscounted lease payments)	$107,520	$107,520
	$107,520	$107,520
Present value of lease liability	104,168	104,168
Lease liabilities - short term	104,168	104,168
Total lease liabilities	104,168	104,168
Discount based on incremental borrowing rate (Difference between undiscounted lease payments and present value of lease liability)	$3,352	$3,352